Group information (Tables)	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Summary of financial statements of subsidiaries and structured entities
Our consolidated financial statements of include the following subsidiaries and structured entities:

Entity name	Principal activities	% Group's equity interest
		December 31, 2021	December 31, 2020

Stone Instituição de Pagamento S.A. (“Stone Pagamentos”)	Merchant acquiring	100.00	100.00
MNLT S.A. (“MNLT”)	Merchant acquiring	100.00	100.00
Pagar.me Instituição de Pagamento S.A. (“Pagar.me”)	Merchant acquiring	100.00	100.00
PDCA S.A. (“PDCA”) (Note 27 (a))	Merchant acquiring	100.00	67.00
Linx Pay Meios de Pagamento Ltda. (“Linx Pay”) (b)	Merchant acquiring	100.00	—
Stone Sociedade de Crédito Direto S.A. (“Stone SCD”)	Financial services	100.00	100.00
TAG Tecnologia para o Sistema Financeiro S.A. (“TAG”)	Financial assets register	100.00	100.00
MAV Participações S.A.	Technology services	100.00	100.00
MLabs Software S.A. (“MLabs”) (Note 29.2)	Technology services	51.50	51.50
Equals S.A. (“Equals”)	Technology services	100.00	100.00
Questor Sistemas S.A. (“Questor”) (Note 29.2)	Technology services	50.00	50.00
Sponte Informática S.A. (“Sponte”) (Note 29.2)	Technology services	90.00	90.00
SimplesVet Tecnologia S.A. (“SimplesVet”) (Note 29.1)	Technology services	50.00	—
VHSYS Sistema de Gestão S.A. (“VHSYS”) (Note 29.1)	Technology services	50.00	—
Trampolin Pagamentos S.A. (“Trampolin”) (Note 29.1)	Technology services	100.00	—
Mundipagg Tecnologia em Pagamentos S.A. (“Mundipagg”) (c)	Technology services	—	99.70
Linked Gourmet Soluções para Restaurantes S.A. (“Linked”) (a)	Technology services	—	58.10
Linx S.A. (“Linx”) (Note 29.1)	Technology services	100.00	—
Linx Sistemas e Consultoria Ltda. (b)	Technology services	100.00	—
Linx Telecomunicações Ltda. (b)	Technology services	100.00	—
Napse S.R.L. (“Napse Group”) (b)	Technology services	100.00	—
Sociedad Ingenería de Sistemas Napse I.T. de Chile Limitada (“Napse Group”) (b)	Technology services	100.00	—
Synthesis IT Peru S.A.C. (“Napse Group”) (b)	Technology services	100.00	—
Synthesis Holding LLC. (“Napse Group”) (b)	Technology services	100.00	—
Synthesis US LLC (“Napse Group”) (b)	Technology services	100.00	—
Retail Americas Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”) (b)	Technology services	100.00	—
Synthesis IT de México Sociedad de Responsabilidad Limitada de Capital Variable (“Napse Group”) (b)	Technology services	100.00	—
Mercadapp Soluções em Software Ltda. (b) (d)	Technology services	100.00	—
Hiper Software S.A. (b)	Technology services	100.00	—
Creditinfo Jamaica Ltd (“Creditinfo Caribbean”) (Note 29.2)	Credit bureau services	53.05	53.05
Creditinfo Guyana Inc (“Creditinfo Caribbean”) (Note 29.2)	Credit bureau services	53.05	53.05
Creditadvice Barbados Ltd (“Creditinfo Caribbean”) (Note 29.2)	Credit bureau services	53.05	53.05
Buy4 Processamento de Pagamentos S.A. (“Buy4”)	Processing card transactions	100.00	100.00
Buy4 Sub LLC	Processing card transactions	100.00	100.00
Vitta Corretora de Seguros Ltda. (“Vitta Group”)	Brokers services	100.00	100.00
Stone Seguros S.A (“Stone Seguros”)	Insurance services	100.00	100.00
Vitta Tecnologia em Saúde S.A. (“Vitta Group”)	Health services	100.00	100.00
Vitta Serviços em Saúde Ltda. (“Vitta Group”)	Health services	100.00	100.00
Vitta Saúde Administradora em Benefícios Ltda. (“Vitta Group”)	Health services	100.00	100.00
StoneCo Pagamentos UK Ltd. (e)	Service provider	100.00	—
Stone Logística Ltda.	Logistic services	100.00	100.00
Collact Serviços Digitais Ltda. (“Collact”) (Note 29.1) (f)	Customer relationship management	100.00	—
Stone Franchising Ltda.	Franchising management	100.00	99.99
Cappta S.A. (“Cappta”)	Electronic fund transfer	58.48	56.73
Ametista Serviços Digitais Ltda. (b)	Electronic fund transfer	100.00	—

Entity name	Principal activities	% Group's equity interest
		December 31, 2021	December 31, 2020

Esmeralda Serviços Digitais Ltda. (b)	Electronic fund transfer	100.00	—
Diamante Serviços Digitais Ltda. (b)	Electronic fund transfer	100.00	—
Safira Serviços Digitais Ltda. (b)	Electronic fund transfer	100.00	—
TAPSO FIDC (“FIDC TAPSO”)	Investment fund	100.00	100.00
TAPSO FIDC II (“FIDC TAPSO II”)	Investment fund	100.00	—
FIDC Bancos Emissores de Cartão de Crédito - Stone II (“FIDC AR II”)	Investment fund	100.00	100.00
FIDC Bancos Emissores de Cartão de Crédito - Stone III (“FIDC AR III”)	Investment fund	100.00	100.00
SOMA FIDC (“FIDC SOMA”)	Investment fund	100.00	100.00
SOMA III FIDC (“FIDC SOMA III”)	Investment fund	100.00	100.00
STONECO EXCLUSIVO FIC FIM (“FIC FIM STONECO”)	Investment fund	100.00	100.00
Retail Renda Fixa Crédito Privado Fundo de Investimento (“Retail Renda Fixa”) (b)	Investment fund	100.00	—
MPB Capital LLC	Investment company	100.00	100.00
DLP Capital LLC	Holding company	100.00	100.00
DLP Par Participações S.A. (“DLP Par”)	Holding company	100.00	100.00
STNE Participações S.A.	Holding company	100.00	100.00
STNE Participações em Tecnologia S.A.	Holding company	100.00	100.00
VittaPar LLC. (“Vitta Group”)	Holding company	100.00	100.00
StoneCo CI Ltd	Holding company	53.05	53.05

(a)
On June 28, 2021, the Group sold all of the 4,205,115 Linked Gourmet’s shares held by it, representing 58.10% of the total and voting capital shareholding, for the total price of R$1, thus withdrawing from Linked’s shareholders. The Group derecognized all Linked’s assets and liabilities, including goodwill at acquisition and non‑controlling interests in the subsidiary, resulting in R$12,746 of losses with the disposal.

(b)	Linx’s subsidiaries acquired by the Group through business combination with Linx (see details in Note 29.1).
(c)	Mundipagg was merged into Pagar.me on September 1, 2021.
(d)	Mercadapp was merged into Linx Sistemas on January 1st, 2022.
(e)	On February 3, 2021, StoneCo Pagamentos UK Ltd was formed to provide technical risk management services to StoneCo's group companies.
(f)	Collact was merged into Stone Instituição de Pagamento (formerly Stone Pagamentos) on January 1st, 2022.

Summary of associates

		% Groups's equity interest
Entity name	Principal activities	December 31, 2021	December 31, 2020

Alpha-Logo Serviços de Informática S.A. (“Tablet Cloud”)	Technology services	25.00	25.00
Trinks Serviços de Internet S.A. (“Trinks”)	Technology services	19.90	19.90
APP Sistemas S.A. (“APP”)(a)	Technology services	20.00	—
VHSYS Sistema de Gestão S.A. ("VHSYS")(d)	Technology services	—	33.33
Collact Serviços Digitais Ltda. (“Collact”)(b)	Custom relationship management	—	25.00
Delivery Much Tecnologia S.A. (“Delivery Much”)(c)	Food delivery marketplace	29.50	22.64

(a)
On August 20, 2021, the Group acquired a 20% interest in APP, a private company based in the State of São Paulo, Brazil, for R$1,641 through a loan agreement conversion. APP develops software directed to hotel segment, with which the Company expects to obtain synergies in its services to clients. The Group also holds an option to acquire an additional interest in the period from 2 to 3 years counted from the date of the initial acquisition, which will allow the Group to acquire an additional 30% interest in APP.

(b)
On August 17, 2021, the Group obtained the control of Collact through a step acquisition, which started on February 6, 2019, with the acquisition of 25% additional interest. For more details, see Note 29.1.

(c)	On February 23, 2021, the Group acquired additional 6.85% interest in Delivery Much through capital increase of R$34,998. The initial acquisition occurred in 2020.
(d)	On April 1, 2021, the Group obtained the control of VHSYS through a step acquisition, which started on June 4, 2019, with the acquisition of 33.33% interest. For more details, see Note 29.1.